Issued Capital and Reserves - Additional Information (Detail) £ in Millions	1 Months Ended	6 Months Ended
	Feb. 28, 2022 shares $ / shares	Jun. 30, 2022 GBP (£) shares yr	Jun. 30, 2022 $ / shares	Jun. 30, 2021 GBP (£)
Disclosure of classes of share capital [line items]
Exercise price, share options granted | £ / shares			$ 1.38
Share-based payment expenses | £		£ 2.4		£ 1.8
Expected volatility (%)		96.00%
Risk-free interest rate		1.79%
Expected life of share options | yr		10
2019 Equity Incentive Plan [member]
Disclosure of classes of share capital [line items]
Number of options granted | shares		3,996,400
Share based compensation by share based payment arrangement exercise price per option			1.39
Weighted average fair value of options granted			1.23
2019 Non-Executive Director Equity Incentive Plan [member]
Disclosure of classes of share capital [line items]
Number of options granted | shares		507,987
Share based compensation by share based payment arrangement exercise price per option			1.24
Weighted average fair value of options granted	$ 1.12		$ 1.1
Number of deferred restricted stock units granted | shares	353,183